Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	Santander Holdings USA, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-16581
Entity Tax Identification Number	23-2453088
Entity Address Address Line 1	75 State Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02109
City Area Code	617
Local Phone Number	346-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (no par value)
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000811830